Stock-Based Compensation - Restricted Stock Units (Detail) - Restricted Stock Units - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Non-vested at beginning of period (in shares)	106,192	22,667	22,667	0
Granted (in shares)	0		187,437	33,500
Vested (in shares)	(75,392)		(31,041)	(7,916)
Forfeited (in shares)			(72,871)	(2,917)
Non-vested at end of period (in shares)	30,800		106,192	22,667
Weighted-Average Grant Date Fair Value Per Share
Nonvested, weighted average grant date fair value at beginning of period (in USD per share)	$ 17.16	$ 47.88	$ 47.88	$ 0.00
Granted (in USD per share)		$ 2.05	19.08	48.72
Vested, weighted average grant date fair value (in USD per share)	14.16		41.64	51.24
Forfeitures (in USD per share)			21.00	47.88
Nonvested, weighted average grant date fair value at end of period (in USD per share)	$ 24.60		$ 17.16	$ 47.88
Equity instruments other than options, aggregate intrinsic value, vested	$ 266,461		$ 647,885	$ 293,781
Equity instruments other than options, aggregate intrinsic value, nonvested	$ 129,064		$ 391,848	$ 571,200	$ 0